RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of major related parties relationship

In 2023, 2024 and 2025, the major related parties of the Company are as follows:

Name of party	Relationship

OnePro Cloud Inc.	Entity over which the Company has significant influence
DayOne	Consolidated subsidiaries before Deconsolidation; Entities over which the Company has significant influence after Deconsolidation
ABS and its subsidiaries	Entities over which the Company has significant influence
C-REIT and its subsidiaries	Entities over which the Company has significant influence

Schedule of major transactions with related parties

		Years ended December 31,
		2023	2024	2025
Net revenue - procurement service fee income
DayOne	(Note i)	—	—	79,699

Net revenue - operational service fee income
ABS	(Note ii)	—	—	12,462
C-REIT	(Note iii)	—	—	7,791
		—	—	20,253

Net Revenue - sales commission
DayOne	(Note i)	—	—	21,309
ABS	(Note ii)	—	—	1,225
		—	—	22,534

Other income - management support service fee income
DayOne	(Note i)	—	—	27,602

Other income - guarantee fee income
DayOne	(Note i)	—	—	13,360

Interest income - convertible bonds interest income
OnePro Cloud Inc.	(Note iv)	148	—	—

Schedule of major balances with related parties

		As of December 31,
		2024	2025

Amount due from related parties, current:
ABS	(Note ii)	—	209,546
DayOne	(Note i)	51,176	59,991
C-REIT	(Note iii)	—	6,024
OnePro Cloud Inc.	(Note iv)	3,106	3,036
		54,282	278,597

Amount due from related parties, non-current:
ABS	(Note ii)	—	214,760

Amount due to related parties:
ABS	(Note ii)	—	62,252
DayOne	(Note i)	9,491	55,637
		9,491	117,889
Note i:

Prior to the Deconsolidation, several intra-group arrangements existed between continuing and discontinued operations, mainly including sales commission, procurement services, license grant, guarantees and management support services. The Company continued to provide such services to DayOne after the Deconsolidation. As of December 31, 2024 and December 31, 2025, amount due from DayOne mainly represents receivables for the service fees charged to DayOne, and the amount due to DayOne mainly represents payables for the data center service fees received from customers on its behalf and certain payments by DayOne on behalf of the Company. The service agreement with respect to procurement services and management support services was terminated in December 2025 and with respect to sale commission was terminated in March 2026.

Note ii:

During the year ended December 31, 2025, the Company charged ABS sales commission and fees for operational services. As of December 31, 2025, amount due from the ABS mainly included present value of estimated equity consideration expected to be received from disposal of the project companies to the ABS, net off by the present value of estimated subscription price expected to be paid to the ABS, which amounted to RMB363,798, including RMB149,038 classified as current and RMB214,760 classified as non-current. The remaining balances due from the ABS mainly represent the outstanding service fees receivable and the loans receivable as a result of transactions before its deconsolidation. The loans receivable is interest free and repayable on demand. Amount due to the ABS mainly represent the service fees received from customers on behalf of the project companies of the ABS.

Note iii:

During the year ended December 31, 2025, the Company charged the C-REIT fees for operational services. As of December 31, 2025, amount due from the C-REIT mainly represents the outstanding service fees receivable.

Note iv:

On September 2, 2022, the Company subscribed convertible bonds of US$400 thousand issued by OnePro Cloud Inc. The convertible bond has a term of 12 months with interest rate of 8% per annum and is convertible into Series A Preferred Shares of OnePro Cloud Inc. at the option of holders under certain conditions.